UNITED STATES SECURITIES AND EXCHANGE
                                  COMMISSION  Washington, DC 20549

                                  FORM 13F
                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000.

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walter Scott & Partners Ltd
Address:  Millburn Tower
          Gogar
          Edinburgh EH12 9BS
          Scotland

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Smith
Title:     Director
Phone:     +44 131 339 3777

Signature       Place                   Date of Signing:

James Smith     Edinburgh, Scotland     April 25, 2000.

Report Type (Check only one):

[x]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:      0

                     FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  $ 169,367


                             TITLE OF                  VALUE     SHARES/   SH/
 INV
NAME OF ISSUER               CLASS       CUSIP        (x$1000)    PRN AMT   PRN
  DISC

ABBOTT LABS                  COM STK     002824100     3,132      89,000    SH
  SOLE
AMERICAN POWER CONVERSION    COM STK     029066107       772      18,000    SH
  SOLE
ANADARKO PETROLEUM           COM STK     032511107     7,142     184,600    SH
  SOLE
EMBOTELLADORA ANDINA A       ADR         29081P204       272      21,400    SH
  SOLE
AUTOMATIC DATA               COM STK     053015103     1,384      28,680    SH
  SOLE
AUTOZONE INC                 COM STK     053332102     5,334     192,200    SH
  SOLE
BARRETT RESOURCES            COM STK     068480201       441      14,800    SH
  SOLE
CARINIVAL CORP               COM STK     143658102       323      13,000    SH
  SOLE
CIRC CITY STORES             COM STK     172737108    10,884     178,800    SH
  SOLE
COCA-COLA FEMSA SA DE C V    ADR         191241108       353      19,000    SH
  SOLE
COFLEXIP                     ADR         192384105     4,709      86,000    SH
  SOLE
COMPANHIA CERVEJARIA BRAHMA  ADR         20440X103       553      34,000    SH
  SOLE
DALLAS SEMICONDUCTOR         COM STK     235204104     2,670      76,000    SH
  SOLE
DOLLAR GENERAL               COM STK     256669102       269      10,000    SH
  SOLE
ELECTRONIC DATA SYSTEMS      COM STK     285661104     2,666      41,530    SH
  SOLE
EOG RESOURCES                COM STK     26875P101     4,555     215,000    SH
  SOLE
FAMILY DOLLAR STORES         COM STK     307000109       250      12,000    SH
  SOLE
FASTENAL CO.                 COM STK     311900104     6,305     131,700    SH
  SOLE
G AND K SERVICES             CLASS A STK 361268105       391      20,000    SH
  SOLE
GAP INC                      COM STK     364760108       324       6,500    SH
  SOLE
GRUPO ELEKTRA SA             ADR         40050A102       765      60,000    SH
  SOLE
HARLEY-DAVIDSON              COM STK     412822108     7,961     100,300    SH
  SOLE
HEARTLAND EXPRESS            COM STK     422347104     1,054      75,000    SH
  SOLE
HOME DEPOT INC               COM STK     437076102    10,062     156,000    SH
  SOLE
KOREA TELECOM                ADR         50063P103       438      10,000    SH
  SOLE
LINCOLN NATIONAL CORP        COM STK     534187109     6,191     184,800    SH
  SOLE
LINEAR TECHNOLOGY            COM STK     535678106    14,740     268,000    SH
  SOLE
MANOR CARE INC.              COM STK     564055101       230      17,000    SH
  SOLE
MICROS SYSTEMS               COM STK     594901100     6,420     102,000    SH
  SOLE
MYLAN LABS                   COM STK     628530107     3,770     137,100    SH
  SOLE
NABORS INDS INC              COM STK     629568106    10,751     277,000    SH
  SOLE
INDUSTRIE NATUZZI S P A      ADR         456478106     2,544     220,000    SH
  SOLE
NEWELL RUBBERMAID            COM STK     651229106     3,890     156,759    SH
  SOLE
BRASIL DISTR PAO ACUCAR CBD  ADR         20440T201       715      20,000    SH
  SOLE
PATTERSON DENTAL             COM STK     703412106       788      20,600    SH
  SOLE
POHANG IRON & STEEL          ADR         730450103       440      16,000    SH
  SOLE
PRECISION DRILLING           COM STK     74022D100       818      24,500    SH
  SOLE
QUINTILES TRANSNATIONAL      COM STK     748767100       179      10,500    SH
  SOLE
RPM INC                      COM STK     749685103     2,371     215,500    SH
  SOLE
SCHLUMBERGER LTD             COM STK     806857108    10,312     134,800    SH
  SOLE
SIGMA ALDRICH                COM STK     826552101     3,397     126,400    SH
  SOLE
SYSCO CORP.                  COM STK     871829107     7,005     196,300    SH
  SOLE
TELECOM ARGENTINA            ADR         879273209       403      11,600    SH
  SOLE
TELEFONOS DE MEXICO          ADR         879403780       871      13,000    SH
  SOLE
TELEBRAS - SPONS ADR         ADR         879287308       748       5,000    SH
  SOLE
MENS WEARHOUSE               COM STK     587118100       459      15,500    SH
  SOLE
ELAN CORP PLC                ADR         284131208    14,250     300,000    SH
  SOLE
ERICSSON (LM)                ADR         294821400     5,066      54,000    SH
  SOLE